Note 6 - Financial Results (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial income (cost) [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2019	2018	2017

Interest Income	48,061	42,244	51,525
Net result on changes in FV of financial assets at FVPL	(64)	(2,388)	(3,920)
Finance income (*)	47,997	39,856	47,605
Finance cost	(43,381)	(36,942)	(27,072)
Net foreign exchange transactions results (**)	27,868	28,845	(48,955)
Foreign exchange derivatives contracts results (***)	(11,616)	6,576	(8,996)
Other	(1,585)	(1,035)	14,392
Other financial results	14,667	34,386	(43,559)
Net financial results	19,283	37,300	(23,026)
From discontinued operations	-	-	9
	19,283	37,300	(23,017)